Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-36554
Entity Registrant Name	OCULAR THERAPEUTIX, INC.
Entity Central Index Key	0001393434
Entity Tax Identification Number	20-5560161
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14 Crosby Drive, 3rd Floor
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	781
Local Phone Number	357-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	OCUL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false